RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Mar. 13, 2025
Related Party Transaction [Line Items]
Amount fue from related party	$ 947,605	$ 947,487
Awinner Limited [Member]
Related Party Transaction [Line Items]
Amount fue from related party	$ 875,000	$ 875,000	$ 875,000